VIEs (Tables)	12 Months Ended
Dec. 31, 2018
VIEs [Abstract]
Financial information of consolidated VIEs
	As of December 31,
	2017	2018
ASSETS
Cash and cash equivalents	$15,945	$20,467
Short-term investments	—	7,305
Account and financing receivables, net	32,651	64,584
Prepaid and other current assets	2,438	1,213
Intra-Sogou Group receivable due from the Company and the Company’s subsidiaries	70,144	29,755
Due from related parties of the Sogou Group	106	17
Total current assets	121,284	123,341
Long-term investments	8,723	26,129
Fixed assets, net	96	392
Goodwill	3,643	3,468
Intangible assets, net	772	—
Other assets	312	315
Total assets	$134,830	$153,645
LIABILITIES
Accounts payable	$18,955	$57,051
Accrued and other short-term liabilities	44,751	49,493
Receipts in advance	7,889	3,647
Accrued salary and benefits	1,292	1,692
Taxes payable	9,232	6,582
Due to related parties of the Sogou Group	20,394	20,552
Total current liabilities	102,513	139,017
Total liabilities	$102,513	$139,017

	For the Year Ended December 31,
	2016	2017	2018
Net revenue	$159,361	$257,424	$423,270
Net income/(loss)	$41,084	$28,944	$(19,534)

	For the Year Ended December 31,
Cash flows of the VIEs	2016	2017	2018
Net cash provided by operating activities	$3,721	$5,198	$51,657
Net cash used in investing activities	(3,112)	(5,218)	(48,161)
Net cash used in by financing activities	—	—	—